Shareholders' equity - Summary of Movement in Stock Option Plan (Details)	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Number of options
Balance at the beginning (in shares) | shares	381,686	462,346
Expired (in shares) | shares	(280,859)	(47,176)
Forfeited (in shares) | shares	(2,600)	(33,484)
Balance at the end (in shares) | shares	98,227	381,686
Weighted average price
Balance at the beginning (in dollars per share) | $ / shares	$ 15.62	$ 15.21
Expired (in dollars per share) | $ / shares	(15.06)	(11.77)
Forfeited (in dollars per share) | $ / shares	(9.69)	(15.40)
Balance at the end (in dollars per share) | $ / shares	$ 17.38	$ 15.62